Schedule of individual intangible assets (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill			£ 10,100
Gross Gross Gross Carrying Amount [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill			£ 10,078
Product and marketing rights [member] | Midatech pharma (wales) limited [member] | Gross Gross Gross Carrying Amount [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill
Product and marketing rights [member] | Midatech pharma US, inc. (formerly DARA biosciences, inc.) [member]
Disclosure of detailed information about intangible assets [line items]
Remaining amortisation period	n/a	n/a
Product and marketing rights [member] | Midatech pharma US, inc. (formerly DARA biosciences, inc.) [member] | Gross Gross Gross Carrying Amount [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill
Product and marketing rights [member] | MTX110 acquired IPRD [member]
Disclosure of detailed information about intangible assets [line items]
Remaining amortisation period		n/a	n/a in process
Product and marketing rights [member] | MTX110 acquired IPRD [member] | Gross Gross Gross Carrying Amount [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill			£ 778
Intangible assets under development [member]
Disclosure of detailed information about intangible assets [line items]
Remaining amortisation period	In process, not yet amortising
Intangible assets under development [member] | Midatech pharma (wales) limited [member]
Disclosure of detailed information about intangible assets [line items]
Remaining amortisation period			n/a in process
Intangible assets under development [member] | Midatech pharma (wales) limited [member] | Gross Gross Gross Carrying Amount [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill			£ 9,300